Equity (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 902,624	$ 869,981
Paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	107,461	107,461
Additional Paid-in Capital
Stockholders Equity [Line Items]
Total noncontrolling interest	807,953	807,953
Foreign currency translation loss attributed to non-controlling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	(593)	(33,913)
Net loss attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	$ (12,197)	$ (11,520)